Fair Value Measurements - Schedule of gross holding losses and fair value of held-to-maturity securities (Detail) - US Treasury Securities [Member] - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Maturity date	Mar. 19, 2020	Feb. 18, 2021
Amortized Cost	$ 258,889,982	$ 259,864,012
Gross Holding (Loss) Gains	29,633	197
Fair Value	$ 258,919,615	$ 259,864,209